Employee Benefits - Summary of Net Defined Benefit Liability Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 408	$ 359	$ 343
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	4,239	3,486
Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	674	561
Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	460	400
Net benefit cost recognized in the consolidated statements of income [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	471	359	343
Past service cost	10	45	3
Gain or Loss on Settlement or Curtailment	(3)	(61)	(129)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	338	282	276
Net benefit cost recognized in the consolidated statements of income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	341	245	233
Past service cost	10	45	3
Gain or Loss on Settlement or Curtailment	(2)	(61)	(120)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	267	224	212
Net benefit cost recognized in the consolidated statements of income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	106	93	88
Gain or Loss on Settlement or Curtailment	(1)		(9)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	41	34	32
Net benefit cost recognized in the consolidated statements of income [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	24	21	16
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	30	$ 24	$ 23
Discount rate +0.5% [member] | Net benefit cost recognized in the consolidated statements of income [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	447
Past service cost	9
Gain or Loss on Settlement or Curtailment	(3)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	338
Discount rate +0.5% [member] | Net benefit cost recognized in the consolidated statements of income [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	322
Past service cost	9
Gain or Loss on Settlement or Curtailment	(2)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	264
Discount rate +0.5% [member] | Net benefit cost recognized in the consolidated statements of income [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	102
Gain or Loss on Settlement or Curtailment	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	41
Discount rate +0.5% [member] | Net benefit cost recognized in the consolidated statements of income [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	23
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	33
Discount rate +0.5% [member] | Net benefit cost recognized in the consolidated statements of income [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	467
Past service cost	10
Gain or Loss on Settlement or Curtailment	(3)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	329
Discount rate +0.5% [member] | Net benefit cost recognized in the consolidated statements of income [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	355
Past service cost	10
Gain or Loss on Settlement or Curtailment	(2)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	286
Discount rate +0.5% [member] | Net benefit cost recognized in the consolidated statements of income [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	112
Gain or Loss on Settlement or Curtailment	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	43
Discount rate +0.5% [member] | Net benefit cost recognized in the consolidated statements of income [member] | Medical cost trend rates [Member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	26
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	33
Discount rate +0.5% [member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,511
Discount rate +0.5% [member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,289
Discount rate +0.5% [member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	44
Discount rate +0.5% [member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	178
Discount rate +0.5% [member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,538
Discount rate +0.5% [member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,496
Discount rate +0.5% [member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	42
Discount rate +0.5% [member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Medical cost trend rates [Member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	265
Discount Rate -0.5% [Member] | Net benefit cost recognized in the consolidated statements of income [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	492
Past service cost	10
Gain or Loss on Settlement or Curtailment	(3)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	339
Discount Rate -0.5% [Member] | Net benefit cost recognized in the consolidated statements of income [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	355
Past service cost	10
Gain or Loss on Settlement or Curtailment	(2)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	268
Discount Rate -0.5% [Member] | Net benefit cost recognized in the consolidated statements of income [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	111
Gain or Loss on Settlement or Curtailment	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	40
Discount Rate -0.5% [Member] | Net benefit cost recognized in the consolidated statements of income [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	26
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	31
Discount Rate -0.5% [Member] | Net benefit cost recognized in the consolidated statements of income [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	423
Past service cost	9
Gain or Loss on Settlement or Curtailment	(3)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	291
Discount Rate -0.5% [Member] | Net benefit cost recognized in the consolidated statements of income [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	323
Past service cost	9
Gain or Loss on Settlement or Curtailment	(2)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	253
Discount Rate -0.5% [Member] | Net benefit cost recognized in the consolidated statements of income [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	100
Gain or Loss on Settlement or Curtailment	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	38
Discount Rate -0.5% [Member] | Net benefit cost recognized in the consolidated statements of income [member] | Medical cost trend rates [Member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	23
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	28
Discount Rate -0.5% [Member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,819
Discount Rate -0.5% [Member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,506
Discount Rate -0.5% [Member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	46
Discount Rate -0.5% [Member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	267
Discount Rate -0.5% [Member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,347
Discount Rate -0.5% [Member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,291
Discount Rate -0.5% [Member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	56
Discount Rate -0.5% [Member] | Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Medical cost trend rates [Member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	$ 179